30. SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Indebtedness [Member]
Disclosure of detailed information about borrowings [line items]
Accrued debt issue costs	$ 4,459
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate floors	21,896	$ 18,601
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member] | Indebtedness [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate floors			$ (25,581)
8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment options	$ (7,791)	$ (6,928)
8.875% Senior Notes [Member] | Indebtedness [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment options			$ 8,671